CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred stock , par value (in dollars per share)	$ 0.000001	$ 0.000001
Preferred stock, authorized (in shares)	98,127,000	98,127,000
Preferred stock, issued (in shares)	93,963	93,963
Preferred stock, outstanding (in shares)	93,963	93,963
Common stock, par value (in dollars per share)	$ 0.000001	$ 0.000001
Common stock, authorized (in shares)	280,000,000	265,000,000
Common stock, outstanding (in shares)	90,191	87,646
Common stock, issued (in shares)		87,646
Ares Acquisition Corporation II [Member]
Preferred stock , par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	99,990,000	99,990,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common Class A | Ares Acquisition Corporation II [Member]
Par value (in dollars per share)	$ 0.0001	$ 0.0001
Outstanding shares subject to redemption (in shares)	49,359,712	50,000,000
Redemption price (in dollars per share)	$ 11.31	$ 11.01
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	9,000,000,000	9,000,000,000
Common stock, outstanding (in shares)	12,500,000	0
Common stock, issued (in shares)	12,500,000	0
Common Class B | Ares Acquisition Corporation II [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	900,000,000	900,000,000
Common stock, outstanding (in shares)	0	12,500,000
Common stock, issued (in shares)	0	12,500,000
Common Class A Not Subject To Redemption | Ares Acquisition Corporation II [Member]
Common stock, outstanding (in shares)		0
Common stock, issued (in shares)	12,500,000	0